SHAREHOLDERS' EQUITY - Summary of the Company's stock option activity and related information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHAREHOLDERS' EQUITY
Amount of options, outstanding at beginning of year	1,852,661
Amount of options, Granted	210,500
Amount of options, Exercised	(695,255)
Amount of options, Forfeited	(26,833)
Amount of options, outstanding at end of year	1,341,073	1,852,661
Amount of options, exercisable at end of year	773,983
Weighted average exercise price, outstanding at beginning of year	$ 5.38
Weighted average exercise price, Granted	12.95
Weighted average exercise price, Exercised	4.43
Weighted average exercise price, Forfeited	7.09
Weighted average exercise price, Options outstanding at end of year	7.03	$ 5.38
Weighted average exercise price, Option exercisable at end of year	$ 5.59
Weighted average remaining contractual term, Options outstanding (in years)	3 years 10 months 24 days	3 years 10 months 24 days
Weighted average remaining contractual term, Options exercisable at end of year (in years)	2 years 9 months 18 days
Aggregate intrinsic value, outstanding	$ 8,354
Aggregate intrinsic value, outstanding	25,021	$ 8,354
Aggregate intrinsic value, Options exercisable at end of year	$ 15,560